Non-current assets	12 Months Ended
Dec. 31, 2024
Aegon Ltd. [member]
Statement [LineItems]
Non-current assets
10
Non-current
assets

	2024	2023

Lease assets	26	-

Reimbursement rights	5	-

Property, Plant & Equipment	9	-

Total	40	-
Lease assets include the
right-of-use
asset and net investment in the lease related to the lease of Aegon’s new office at World Trade Center (WTC) Schiphol Airport, and the partial sublease to Aegon Asset Management.